Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,734	$ 1,140	$ 3,304	$ 3,418	$ 8,290
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,142	2,231	4,294	4,436	8,883
Non cash stock-based compensation expenses	143	45	280	88	302
Provision for doubtful account	554	721	1,074	1,545	2,895
Deferred taxes	74	(22)	25	144	692
Discount accretion and premium amortization of available- for- sale securities, net	(66)	(107)	(136)	(223)	(587)
Income (loss) on sales of available for sale securities	(18)	(3)	(51)		92
Changes in liability for employee severance payments, net	23	57	(25)	72	111
Changes in fair value of embedded currency conversion derivatives	(27)	315	108	(312)	(1,182)
Profit (loss) from trading securities, net	11	(9)	1	(55)	(58)
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	(799)	726	(1,391)	(951)	(4,391)
Decrease (increase) in account receivable - other	(100)	567	(419)	52	177
Decrease (increase) in prepaid expenses	574	(536)	(169)	(688)	(222)
Decrease (increase) in long-term prepaid expenses	45	235	(101)	188	(441)
Increase (decrease) in account payable	2,303	(775)	2,197	(337)	1,655
Increase (decrease) in deferred income	1,794	(13)	1,751	288	(324)
Net cash provided by operating activities	8,387	4,572	10,742	7,665	15,892
Cash flows from investing activities
Investment in fixed assets	(5,004)	(870)	(6,576)	(3,177)	(6,575)
Business combination					(1,218)
Investment in long term prepaid expenses		(1)		(14)	(17)
Decrease (increase) in short-term investments, net			1,339		(1,339)
Investments in securities available- for- sale	(1,043)	(531)	(2,257)	(3,308)	(4,946)
Decrease in trading securities, net				1,512	1,512
Proceeds from sale of fixed assets				8	8
Proceeds from securities available- for- sale	2,877	1,590	4,397	4,713	10,159
Net cash from (used in) investing activities	(3,170)	188	(3,097)	(266)	(2,416)
Cash flows from financing activities
Dividend paid	(2,775)	(3,990)	(2,775)	(3,990)	(15,786)
Net cash used in financing activities	(2,775)	(3,990)	(2,775)	(3,990)	(15,786)
Increase (decrease) in cash and cash equivalents	2,442	770	4,870	3,409	(2,310)
Balance of cash and cash equivalents at beginning of period	14,561	17,082	12,133	14,443	14,443
Balance of cash and cash equivalents at end of period	17,003	17,852	17,003	17,852	12,133
A. Non-cash transactions
Investment in fixed assets	107	818	107	818	37
B. Supplementary cash flow information
Income taxes paid (refunded), net	362	(751)	847	(141)	1,218
C. Business combination
Fixed assets					411
Other accounts payable					(479)
Customer relationship					127
Goodwill					1,159
Net cash paid					$ 1,218